Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loss Per Common Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Six Months Ended June 30,
	2014	2013
Shares underlying warrants outstanding	16,819,881	13,910,395
Shares underlying options outstanding	2,424,612	2,380,644
Unvested restricted stock	-	264,770

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	2013	2012
Stock options	2,410,134	2,294,714
Warrants	13,887,598	14,679,971
Unvested restricted stock	75,450	-